Pay vs Performance Disclosure - USD ($)	4 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
In accordance with SEC rules, this section presents information about the relationship between the compensation paid to our executives and certain Company financial performance metrics. For information about the Company’s compensation philosophy and objectives, please refer to the compensation discussion and analysis above, under the heading “Executive Compensation Objectives and Philosophy.”

	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(5)	Adjusted OIBDA (millions)(6)
Year	Mr. Cooper(1)	Mr. Kyncl(1)	Mr. Cooper(3)	Mr. Kyncl(3)			WMG Total Shareholder Return	Peer Group Total Shareholder Return(4)
2023	$18,006,190	$20,426,385	$21,638,202	$21,075,967	$7,848,931	$7,843,724	$111	$133	$439	$1,235
2022	$19,075,148	$—	$12,523,840	$—	$5,896,608	$5,606,281	$95	$92	$555	$1,149
2021	$10,670,683	$—	$10,004,288	$—	$5,348,178	$5,273,999	$149	$164	$307	$1,018

(1)
Reflects the amount of total compensation reported in the Summary Compensation Table (“SCT”) for our Principal Executive Officer (“PEO”) for the applicable year. See “Director and Executive Compensation—Summary Compensation Table.”

(2)
Reflects the average of the total compensation reported in the SCT for the Company’s NEOs as a group (excluding the PEOs) for the applicable year. The NEOs included in this calculation for 2021 are Eric Levin, Max Lousada, Carianne Marshall, and Guy Moot. The NEOs included in this calculation for 2022 are Eric Levin, Louis Dickler, Max Lousada, Carianne Marshall, and Guy Moot. The NEOs included in this calculation for 2023 are Eric Levin, Max Lousada, Carianne Marshall, and Guy Moot. See “Director and Executive Compensation—Summary Compensation Table.”

(3)
Amounts reported in this column represent the amount of compensation actually paid (“CAP”) to the PEO or the non-PEO NEOs, as applicable, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the CAP reported for the PEOs and the non-PEO NEOs reflects the following adjustments to the total compensation reported in the SCT to determine the applicable CAP:

SCT to CAP Reconciliation	2023			2022			2021
	PEO		Average Non-PEO NEOs	PEO		Average Non-PEO NEOs	PEO		Average Non-PEO NEOs
	Mr. Cooper	Mr. Kyncl		Mr. Cooper	Mr. Kyncl		Mr. Cooper	Mr. Kyncl
Reported SCT Total Compensation:	$18,006,190	$20,426,385	$7,848,931	$19,075,148	$—	$5,896,608	$10,670,683	$—	$5,348,178
Value of RSUs and PSUs reported in SCT	$(15,006,190)	$(15,347,525)	$(1,984,365)	$(16,075,148)	$—	$(447,697)	$(6,627,873)	$—	$(499,994)
Year-end fair value of unvested RSUs and PSUs granted in the current fiscal year	$6,398,849	$15,997,107	$1,771,101	$11,955,895	$—	$329,376	$5,961,478	$—	$425,815
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$4,673,353	$—	$208,057	$(2,432,055)	$—	$(172,006)	$	$—	$—
Fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year.	$7,566,000	$	$	$	$	$	$	$	$
CAP:	$21,638,202	$21,075,967	$7,843,724	$12,523,840	$—	$5,606,281	$10,004,288	$—	$5,273,999
(4)
Represents the weighted peer group total shareholder return (“TSR”), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Media & Entertainment Index.

(5)	Reflects “Net Income” in the Company’s Consolidated Financial Statements included in the Company’s Form 10-K for the applicable fiscal year.
(6)
We evaluate our operating performance based on several factors, including our primary financial measure of operating income (loss) before non-cash depreciation of tangible assets and non-cash amortization of intangible assets, adjusted to exclude the impact of certain items that affect comparability including but not limited to gains or losses on divestitures and expenses related to restructuring, transformation initiatives and non-cash stock-based compensation and other related expenses (“Adjusted OIBDA”). We believe that Adjusted OIBDA provides relevant and useful information for investors because it clarifies our actual operating performance, makes it easier to compare our results with those of other companies in our industry and allows investors to review performance in the same way as our management.

Company Selected Measure Name			Adjusted OIBDA
Named Executive Officers, Footnote [Text Block]
(2)
Reflects the average of the total compensation reported in the SCT for the Company’s NEOs as a group (excluding the PEOs) for the applicable year. The NEOs included in this calculation for 2021 are Eric Levin, Max Lousada, Carianne Marshall, and Guy Moot. The NEOs included in this calculation for 2022 are Eric Levin, Louis Dickler, Max Lousada, Carianne Marshall, and Guy Moot. The NEOs included in this calculation for 2023 are Eric Levin, Max Lousada, Carianne Marshall, and Guy Moot. See “Director and Executive Compensation—Summary Compensation Table.”

Peer Group Issuers, Footnote [Text Block]
(4)
Represents the weighted peer group total shareholder return (“TSR”), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Media & Entertainment Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Amounts reported in this column represent the amount of compensation actually paid (“CAP”) to the PEO or the non-PEO NEOs, as applicable, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the CAP reported for the PEOs and the non-PEO NEOs reflects the following adjustments to the total compensation reported in the SCT to determine the applicable CAP:

SCT to CAP Reconciliation	2023			2022			2021
	PEO		Average Non-PEO NEOs	PEO		Average Non-PEO NEOs	PEO		Average Non-PEO NEOs
	Mr. Cooper	Mr. Kyncl		Mr. Cooper	Mr. Kyncl		Mr. Cooper	Mr. Kyncl
Reported SCT Total Compensation:	$18,006,190	$20,426,385	$7,848,931	$19,075,148	$—	$5,896,608	$10,670,683	$—	$5,348,178
Value of RSUs and PSUs reported in SCT	$(15,006,190)	$(15,347,525)	$(1,984,365)	$(16,075,148)	$—	$(447,697)	$(6,627,873)	$—	$(499,994)
Year-end fair value of unvested RSUs and PSUs granted in the current fiscal year	$6,398,849	$15,997,107	$1,771,101	$11,955,895	$—	$329,376	$5,961,478	$—	$425,815
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$4,673,353	$—	$208,057	$(2,432,055)	$—	$(172,006)	$	$—	$—
Fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year.	$7,566,000	$	$	$	$	$	$	$	$
CAP:	$21,638,202	$21,075,967	$7,843,724	$12,523,840	$—	$5,606,281	$10,004,288	$—	$5,273,999

Non-PEO NEO Average Total Compensation Amount			$ 7,848,931	$ 5,896,608	$ 5,348,178
Non-PEO NEO Average Compensation Actually Paid Amount			$ 7,843,724	5,606,281	5,273,999
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Amounts reported in this column represent the amount of compensation actually paid (“CAP”) to the PEO or the non-PEO NEOs, as applicable, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the CAP reported for the PEOs and the non-PEO NEOs reflects the following adjustments to the total compensation reported in the SCT to determine the applicable CAP:

SCT to CAP Reconciliation	2023			2022			2021
	PEO		Average Non-PEO NEOs	PEO		Average Non-PEO NEOs	PEO		Average Non-PEO NEOs
	Mr. Cooper	Mr. Kyncl		Mr. Cooper	Mr. Kyncl		Mr. Cooper	Mr. Kyncl
Reported SCT Total Compensation:	$18,006,190	$20,426,385	$7,848,931	$19,075,148	$—	$5,896,608	$10,670,683	$—	$5,348,178
Value of RSUs and PSUs reported in SCT	$(15,006,190)	$(15,347,525)	$(1,984,365)	$(16,075,148)	$—	$(447,697)	$(6,627,873)	$—	$(499,994)
Year-end fair value of unvested RSUs and PSUs granted in the current fiscal year	$6,398,849	$15,997,107	$1,771,101	$11,955,895	$—	$329,376	$5,961,478	$—	$425,815
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$4,673,353	$—	$208,057	$(2,432,055)	$—	$(172,006)	$	$—	$—
Fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year.	$7,566,000	$	$	$	$	$	$	$	$
CAP:	$21,638,202	$21,075,967	$7,843,724	$12,523,840	$—	$5,606,281	$10,004,288	$—	$5,273,999

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP compared to TSR, Net Income and Adjusted OIBDA; Company TSR Compared to the S&P 500 Media & Entertainment Index
From 2021 to 2023, PEO CAP for Mr. Cooper increased by $11,633,914 or 116%, the average CAP for the non-PEO NEOs increased by $2,569,725 or 49%, and the average of Mr. Cooper’s and Mr. Kyncl’s PEO CAP for fiscal year 2023 increased by $11,352,797 or 113% as compared to Mr. Cooper’s PEO CAP for fiscal year 2021. For the same period, net income increased by $132 million or 43%, and Adjusted OIBDA increased by $217 million or 21%. Also during this period, cumulative WMG TSR was 11%, and cumulative TSR for the S&P 500 Media & Entertainment Index was 33%.
As discussed in greater detail under the heading “Director and Executive Compensation,” the Compensation Committee considers many factors when making decisions concerning the compensation of our executive officers. Adjusted OIBDA and revenue are examples of indicators of the Company’s overall financial performance, which may directly or indirectly impact the Company’s compensation decisions as well as CAP. However, as calculated under SEC rules, CAP reflects adjusted values to unvested and vested equity awards, GAAP valuation assumptions, and projected performance modifiers but does not reflect actual amounts realized by our executives for those awards.

Compensation Actually Paid vs. Net Income [Text Block]
CAP compared to TSR, Net Income and Adjusted OIBDA; Company TSR Compared to the S&P 500 Media & Entertainment Index
From 2021 to 2023, PEO CAP for Mr. Cooper increased by $11,633,914 or 116%, the average CAP for the non-PEO NEOs increased by $2,569,725 or 49%, and the average of Mr. Cooper’s and Mr. Kyncl’s PEO CAP for fiscal year 2023 increased by $11,352,797 or 113% as compared to Mr. Cooper’s PEO CAP for fiscal year 2021. For the same period, net income increased by $132 million or 43%, and Adjusted OIBDA increased by $217 million or 21%. Also during this period, cumulative WMG TSR was 11%, and cumulative TSR for the S&P 500 Media & Entertainment Index was 33%.
As discussed in greater detail under the heading “Director and Executive Compensation,” the Compensation Committee considers many factors when making decisions concerning the compensation of our executive officers. Adjusted OIBDA and revenue are examples of indicators of the Company’s overall financial performance, which may directly or indirectly impact the Company’s compensation decisions as well as CAP. However, as calculated under SEC rules, CAP reflects adjusted values to unvested and vested equity awards, GAAP valuation assumptions, and projected performance modifiers but does not reflect actual amounts realized by our executives for those awards.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP compared to TSR, Net Income and Adjusted OIBDA; Company TSR Compared to the S&P 500 Media & Entertainment Index
From 2021 to 2023, PEO CAP for Mr. Cooper increased by $11,633,914 or 116%, the average CAP for the non-PEO NEOs increased by $2,569,725 or 49%, and the average of Mr. Cooper’s and Mr. Kyncl’s PEO CAP for fiscal year 2023 increased by $11,352,797 or 113% as compared to Mr. Cooper’s PEO CAP for fiscal year 2021. For the same period, net income increased by $132 million or 43%, and Adjusted OIBDA increased by $217 million or 21%. Also during this period, cumulative WMG TSR was 11%, and cumulative TSR for the S&P 500 Media & Entertainment Index was 33%.
As discussed in greater detail under the heading “Director and Executive Compensation,” the Compensation Committee considers many factors when making decisions concerning the compensation of our executive officers. Adjusted OIBDA and revenue are examples of indicators of the Company’s overall financial performance, which may directly or indirectly impact the Company’s compensation decisions as well as CAP. However, as calculated under SEC rules, CAP reflects adjusted values to unvested and vested equity awards, GAAP valuation assumptions, and projected performance modifiers but does not reflect actual amounts realized by our executives for those awards.

Total Shareholder Return Vs Peer Group [Text Block]
CAP compared to TSR, Net Income and Adjusted OIBDA; Company TSR Compared to the S&P 500 Media & Entertainment Index
From 2021 to 2023, PEO CAP for Mr. Cooper increased by $11,633,914 or 116%, the average CAP for the non-PEO NEOs increased by $2,569,725 or 49%, and the average of Mr. Cooper’s and Mr. Kyncl’s PEO CAP for fiscal year 2023 increased by $11,352,797 or 113% as compared to Mr. Cooper’s PEO CAP for fiscal year 2021. For the same period, net income increased by $132 million or 43%, and Adjusted OIBDA increased by $217 million or 21%. Also during this period, cumulative WMG TSR was 11%, and cumulative TSR for the S&P 500 Media & Entertainment Index was 33%.
As discussed in greater detail under the heading “Director and Executive Compensation,” the Compensation Committee considers many factors when making decisions concerning the compensation of our executive officers. Adjusted OIBDA and revenue are examples of indicators of the Company’s overall financial performance, which may directly or indirectly impact the Company’s compensation decisions as well as CAP. However, as calculated under SEC rules, CAP reflects adjusted values to unvested and vested equity awards, GAAP valuation assumptions, and projected performance modifiers but does not reflect actual amounts realized by our executives for those awards.

Tabular List [Table Text Block]
Performance Measures
The performance measures listed below represent the performance measures that link compensation actually paid to our NEOs for fiscal 2023 to company performance. The Company uses these measures in its annual cash incentive program. In addition, share price is a key determinant of the value of long-term incentive awards held by our NEOs in the form of RSUs and PSUs.
Measures for 2023
•	Adjusted OIBDA
•	Revenue
In addition, the number of shares subject to Mr. Kyncl’s PSU award granted during fiscal year 2023 will be determined at the end of the three-year performance period based on the Company’s TSR compared to the TSR of a comparison group of publicly-traded companies, as described above under the heading “Long-Term Equity Incentives—Long-Term Incentive Awards Granted to NEOs in Fiscal Year 2023.”
No other financial performance measures were used to link compensation actually paid to our NEOs to Company performance for the most recently completed fiscal year.

Total Shareholder Return Amount			$ 111	95	149
Peer Group Total Shareholder Return Amount			133	92	164
Net Income (Loss)			$ 439,000,000	$ 555,000,000	$ 307,000,000
Company Selected Measure Amount			1,235,000,000	1,149,000,000	1,018,000,000
PEO Name	Mr. Cooper	Mr. Kyncl		Mr. Cooper	Mr. Cooper
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted OIBDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Mr. Cooper [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 18,006,190	$ 19,075,148	$ 10,670,683
PEO Actually Paid Compensation Amount			21,638,202	12,523,840	10,004,288
Mr. Kyncl [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			20,426,385	0	0
PEO Actually Paid Compensation Amount			21,075,967	0	0
PEO [Member] | Mr. Cooper [Member] | Value of RSUs and PSUs Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(15,006,190)	(16,075,148)	(6,627,873)
PEO [Member] | Mr. Cooper [Member] | Year-End Fair Value of Unvested RSUS and PSUS Granted in the Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,398,849	11,955,895	5,961,478
PEO [Member] | Mr. Cooper [Member] | Year-Over-Year Difference of Year-end Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,673,353	(2,432,055)
PEO [Member] | Mr. Cooper [Member] | Fair Value as of the Vesting Date for Awards that are Granted and Vest in the Same Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,566,000
PEO [Member] | Mr. Kyncl [Member] | Value of RSUs and PSUs Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(15,347,525)	0	0
PEO [Member] | Mr. Kyncl [Member] | Year-End Fair Value of Unvested RSUS and PSUS Granted in the Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			15,997,107	0	0
PEO [Member] | Mr. Kyncl [Member] | Year-Over-Year Difference of Year-end Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Value of RSUs and PSUs Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,984,365)	(447,697)	(499,994)
Non-PEO NEO [Member] | Year-End Fair Value of Unvested RSUS and PSUS Granted in the Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,771,101	329,376	425,815
Non-PEO NEO [Member] | Year-Over-Year Difference of Year-end Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 208,057	$ (172,006)	$ 0